Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cumulative estimated gain losses on termination of forward contracts	$ 100
Gain losses on cash flow hedges net of tax	360	$ 247
Accumulated fair value hedge adjustment on hedged item included in carrying amount liabilities	$ 400	200
Percentage change in rate of interest percentage	1.00%
Estimated increase decrease in annual interest expense	$ 4,600
Cash and cash equivalents	253,776	172,758	$ 95,676
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	72,406	(18,958)
USD
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	$ 615,800
Revolving Credit Facility Term Loan And Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Interest coverage ratio	4.4
Net funded debt to EBITDA ratio	3.3
Senior secured net funded debt to EBITDA ratio	1.1
Revolving Credit Facility and Term Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 253,800
Loans received	662,400
Debt instrument unused borrowing capacity	$ 313,800
USA And Canada [Member] | One Customer [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of accounts receivable and contract assets	10.00%
Investment In Preferred Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	$ 28,700	27,500
Investment In Preferred Shares [Member] | Long Term Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized costs	$ 28,000	$ 24,200
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entities revenue	10.00%	10.00%
Percentage of accounts receivable and contract assets		10.00%
Bottom of range [member] | Revolving Credit Facility Term Loan And Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Interest coverage ratio	2.5
Top of range [member] | Revolving Credit Facility Term Loan And Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Net funded debt to EBITDA ratio	4.5
Senior secured net funded debt to EBITDA ratio	2.5
Senior Unsecured Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized costs	$ 869,300
Senior Unsecured Notes [Member] | Discount rate, measurement input [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average discount rate	9